                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05407

                             Trust for Credit Unions
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              Westborough, MA 01581
               (Address of principal executive offices) (Zip code)

                                   Jay Johnson
                        Callahan Financial Services, Inc.
                       1001 Connecticut Ave NW, Suite 1001
                              Washington, DC 20036
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-342-5828

                       Date of fiscal year end: August 31

             Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

********************************* FORM N-PX REPORT *****************************

ICA File Number: 811-05407
Reporting Period: 07/01/2008 - 06/30/2009
Trust for Credit Unions

TRUST FOR CREDIT UNIONS - MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

TRUST FOR CREDIT UNIONS - SHORT DURATION PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

TRUST FOR CREDIT UNIONS - ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Trust for Credit Unions
           -----------------------

By (Signature and Title)* /s/ Charles W. Filson
                          --------------------------------------
                          Charles W. Filson, President
                          (Principal Executive Officer)

Date July 29, 2009
------------------

* Print the name and title of each signing officer under his or her signature.